Financial Risk Management Objectives - Commodity Price Sensitivity (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
23% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	23.00%
Effect on profit before tax due to change in commodity price	$ 6,461
23% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	(23.00%)
Effect on profit before tax due to change in commodity price	$ (6,461)
44% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price		44.00%
Effect on profit before tax due to change in commodity price		$ 11,282
44% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price		(44.00%)
Effect on profit before tax due to change in commodity price		$ (11,282)